Quarterly Report
September 30, 2022
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 7.1%
General Dynamics Corp.	149,108	$31,636,244
Honeywell International, Inc.	286,232	47,792,157
Northrop Grumman Corp.	138,693	65,230,092
Raytheon Technologies Corp.	170,270	13,938,302
		$158,596,795
Alcoholic Beverages – 1.5%
Diageo PLC	779,581	$32,676,720
Brokerage & Asset Managers – 4.7%
BlackRock, Inc.	53,545	$29,464,743
Citigroup, Inc.	563,915	23,498,338
KKR & Co., Inc.	280,424	12,058,232
NASDAQ, Inc.	720,159	40,818,612
		$105,839,925
Business Services – 3.1%
Accenture PLC, “A”	167,092	$42,992,771
Equifax, Inc.	153,902	26,383,420
		$69,376,191
Cable TV – 3.0%
Charter Communications, Inc., “A” (a)	71,518	$21,694,985
Comcast Corp., “A”	1,535,362	45,032,168
		$66,727,153
Chemicals – 1.4%
PPG Industries, Inc.	276,142	$30,566,158
Construction – 2.4%
Masco Corp.	297,221	$13,877,249
Otis Worldwide Corp.	101,398	6,469,192
Sherwin-Williams Co.	114,889	23,523,523
Stanley Black & Decker, Inc.	144,933	10,900,411
		$54,770,375
Consumer Products – 1.7%
International Flavors & Fragrances, Inc.	93,709	$8,511,588
Kimberly-Clark Corp.	158,414	17,827,912
Reckitt Benckiser Group PLC	173,225	11,448,684
		$37,788,184
Electrical Equipment – 1.3%
Johnson Controls International PLC	581,466	$28,619,757
Electronics – 5.2%
Analog Devices, Inc.	113,273	$15,783,460
KLA Corp.	80,461	24,349,913
NXP Semiconductors N.V.	142,487	21,018,257
Texas Instruments, Inc.	354,586	54,882,821
		$116,034,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 4.6%
ConocoPhillips	456,927	$46,761,909
EOG Resources, Inc.	180,727	20,192,628
Pioneer Natural Resources Co.	164,944	35,715,324
		$102,669,861
Food & Beverages – 3.0%
Archer Daniels Midland Co.	99,246	$7,984,341
Nestle S.A.	302,248	32,727,297
PepsiCo, Inc.	161,562	26,376,612
		$67,088,250
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	172,452	$24,167,423
Health Maintenance Organizations – 2.8%
Cigna Corp.	228,893	$63,510,941
Insurance – 10.8%
Aon PLC	210,507	$56,388,510
Chubb Ltd.	268,029	48,749,115
Marsh & McLennan Cos., Inc.	346,088	51,667,477
Progressive Corp.	451,177	52,431,279
Travelers Cos., Inc.	205,243	31,443,228
		$240,679,609
Machinery & Tools – 4.6%
Eaton Corp. PLC	249,105	$33,220,643
Illinois Tool Works, Inc.	185,055	33,430,186
PACCAR, Inc.	153,158	12,817,793
Trane Technologies PLC	157,842	22,857,100
		$102,325,722
Major Banks – 7.2%
Goldman Sachs Group, Inc.	65,188	$19,103,343
JPMorgan Chase & Co.	709,357	74,127,807
Morgan Stanley	534,020	42,192,920
PNC Financial Services Group, Inc.	166,905	24,938,945
		$160,363,015
Medical & Health Technology & Services – 1.6%
McKesson Corp.	103,956	$35,331,526
Medical Equipment – 6.6%
Abbott Laboratories	318,123	$30,781,582
Boston Scientific Corp. (a)	643,476	24,921,825
Danaher Corp.	77,965	20,137,580
Medtronic PLC	333,131	26,900,328
Thermo Fisher Scientific, Inc.	87,732	44,496,793
		$147,238,108
Other Banks & Diversified Financials – 2.8%
American Express Co.	261,089	$35,223,517
Moody's Corp.	59,959	14,576,633
Truist Financial Corp.	306,912	13,362,948
		$63,163,098

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 7.9%
Johnson & Johnson	457,629	$74,758,273
Merck & Co., Inc.	467,275	40,241,723
Pfizer, Inc.	1,206,923	52,814,950
Roche Holding AG	28,837	9,402,565
		$177,217,511
Railroad & Shipping – 2.5%
Canadian National Railway Co.	127,956	$13,817,968
Union Pacific Corp.	210,668	41,042,340
		$54,860,308
Real Estate – 0.7%
Prologis, Inc., REIT	55,074	$5,595,518
Public Storage, Inc., REIT	32,995	9,661,266
		$15,256,784
Specialty Chemicals – 1.1%
DuPont de Nemours, Inc.	507,986	$25,602,494
Specialty Stores – 3.2%
Lowe's Cos., Inc.	231,817	$43,537,551
Target Corp.	186,946	27,740,917
		$71,278,468
Utilities - Electric Power – 6.8%
American Electric Power Co., Inc.	156,606	$13,538,589
Dominion Energy, Inc.	519,840	35,926,142
Duke Energy Corp.	500,187	46,527,395
Southern Co.	641,072	43,592,896
Xcel Energy, Inc.	180,047	11,523,008
		$151,108,030
Total Common Stocks		$2,202,856,857
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.64% (v)	26,827,669	$26,830,352

Other Assets, Less Liabilities – 0.1%		1,977,788
Net Assets – 100.0%		$2,231,664,997
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,830,352 and $2,202,856,857, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,102,783,623	$—	$—	$2,102,783,623
United Kingdom	—	44,125,404	—	44,125,404
Switzerland	—	42,129,862	—	42,129,862
Canada	13,817,968	—	—	13,817,968
Mutual Funds	26,830,352	—	—	26,830,352
Total	$2,143,431,943	$86,255,266	$—	$2,229,687,209
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,380,359	$246,937,455	$258,489,255	$(1,555)	$3,348	$26,830,352
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$177,918	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.